Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT INCOME:
Interest income	$ 176,744	$ 448,040	$ 656,065	$ 1,715,888	$ 2,072,015	$ 3,235,502	$ 9,966,151
EXPENSES:
Brokerage and custodial fees	8,924,266	13,573,067	30,215,222	42,417,382	54,834,929	57,320,175	63,566,376
Administrative expenses	489,012	556,114	1,529,936	1,680,410	2,158,133	2,233,354	2,670,335
Custody fees and other expenses	28,293	41,159	100,915	121,736	165,650	160,011	193,127
Management fees	162,284	164,840	483,079	402,914	571,739	143,533	10,864
Total expenses	9,603,855	14,335,180	32,329,152	44,622,442	57,730,451	59,857,073	66,440,702
NET INVESTMENT LOSS	(9,427,111)	(13,887,140)	(31,673,087)	(42,906,554)	(55,658,436)	(56,621,571)	(56,474,551)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	1,498,842	27,373,746	(10,237,178)	40,782,092	(8,224,392)	87,904,542	(49,280,152)
Foreign exchange translation	(196,650)	162,169	46,021	278,372	(52,568)	352,202	126,508
Net change in unrealized:
Futures and forward currency contracts	4,264,446	(18,793,138)	(20,750,165)	(58,022,892)	(25,425,124)	42,259,414	(9,457,839)
Foreign exchange translation	60,851	(255,785)	112,264	(385,354)	(192,987)	(302,673)	352,661
Net gains (losses) from U.S. Treasury notes:
Realized	(10,011)		(49,638)	38,951	28,504	16,976	526,749
Net change in unrealized	89,716	(331,128)	27,842	(277,718)	(373,516)	(203,035)	(6,705,006)
TOTAL NET REALIZED AND UNREALIZED GAINS (LOSSES)	5,707,194	8,155,864	(30,850,854)	(17,586,549)	(34,240,083)	130,027,426	(64,437,079)
NET INCOME (LOSS)	(3,719,917)	(5,731,276)	(62,523,941)	(60,493,103)	(89,898,519)	73,405,855	(120,911,630)
LESS PROFIT SHARE TO MANAGING OWNER				1,385	1,385	262,695	43,187
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(3,719,917)	(5,731,276)	(62,523,941)	(60,494,488)	(89,899,904)	73,143,160	(120,954,817)
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			(59,943,196)	(58,980,514)	(87,273,146)	70,377,586	(120,377,559)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(11.96)	(10.19)	(110.51)	(93.71)	(139.10)	102.20	(159.03)
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			(14,611)	(10,482)	(16,960)	6,427
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(0.13)	3.86	(79.86)	(54.66)	(88.62)	72.46
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			(2,040,319)	(1,237,412)	(2,100,691)	1,069,450	48,439
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	0.61	4.69	(77.95)	(52.41)	(85.70)	131.36	40.53
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER			$ (69,362)	$ (15,907)	$ (31,196)	$ 4,408
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	6.85	11.45	(61.86)	(31.28)	(58.92)	50.68